UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: December 31, 2005 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Caymus Capital Partners, L.P.
Address:  16800 Greenspoint Park Drive, Suite 99S
          Houston, Texas 177060

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Caymus Capital Partners, L.P.
Title:  Managing Partner
Phone:  281-744-2054
Signature, Place and Date of Signing:

      Gregg Jacobson,  Houston, TX    February 13, 2006


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       17

Form 13F Information Table Value Total:  1903260


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

                                                                   FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT/ PRN CALL DSCRETN MANAGERS    SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- ------- ------ ------
ANADARKO PETROLEUM CORP        COM              032511107        8    86000 SH       SOLE                 86000
APACHE CORP                    COM              037411105        8   119835 SH       SOLE                119835
BILL BARRETT CORPORATION       COM              06846N104        1    45600 SH       SOLE                 45600
BURLINGTON RESOURCES INC       COM              122014103       11   128000 SH       SOLE                128000
CHEVRON CORPORATION            COM              166764100        7   128900 SH       SOLE                128900
CIMAREX ENERGY CO              COM              171798101       10   233733 SH       SOLE                233733
CANADIAN NATURAL RESOURCES LTD COM              136385101        9   185600 SH       SOLE                185600
CHESAPEAKE ENERGY CORP         COM              165167107        3   106800 SH       SOLE                106800
EOG RESOURCES INC              COM              26875P101        8   118600 SH       SOLE                118600
ENCANA CORP                    COM              292505104        4   110100 SH       SOLE                110100
FOREST OIL CORP                COM              346091705        2    49900 SH       SOLE                 49900
HOUSTON EXPLORATION CO         COM              442120101        2    46900 SH       SOLE                 46900
MARATHON OIL CORP              COM              565849106        2    46700 SH       SOLE                 46700
NOBLE ENERGY INC               COM              655044105        6   160300 SH       SOLE                160300
PETRO-CANADA                   COM              71644E102        3    76700 SH       SOLE                 76700
ST. MARY LAND & EXPLORATION CO COM              792228108        8   224900 SH       SOLE                224900
CLAYTON WILLIAMS ENERGY INC    COM              969490101        1    34692 SH       SOLE                 34692